Consolidated Statements of Operations and Comprehensive Loss - Schedule of Net Financial Result (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Financial Result [Abstract]
Interest income	€ 3,196,813	€ 3,804,827	€ 608,679
Interest expenses	(885)	(16,538)	(23,303)
Interest on lease liabilities	(19,770)	(19,090)	(21,947)
Financial result	3,176,159	3,769,199	563,429
Foreign exchange income	6,876,161	5,529,389	6,924,697
Foreign exchange expense	(3,205,926)	(7,371,261)	(4,482,399)
Foreign exchange result	3,670,235	(1,841,872)	2,442,298
Other financial result	103,285	313,240	(252,471)
Net financial result	€ 6,949,680	€ 2,240,566	€ 2,753,256